Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers - Revenue Recognition [Member]	Sep. 30, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
2023 (remaining three months)	$ 268,467
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
2024	499,285
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
2025	139,010
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
2026	81,470
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
Thereafter	128,278
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
Total (1)	$ 1,116,511